Trade Notes and Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 24,727,073	$ 24,906,452
1 to 90 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	3,830,620	5,421,772
91 to 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	1,019,717	1,303,596
More than 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 4,295,611	$ 3,233,269